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                      METLIFE INVESTORS INSURANCE COMPANY
                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

               METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE

                                   CLASS VA

                      SUPPLEMENT DATED FEBRUARY 27, 2006
             TO THE PROSPECTUS DATED MAY 1, 2005 (AS SUPPLEMENTED)

This supplement describes a change to the Optional Reset feature of the Guaranteed Minimum Income Benefit Plus, which may be added by rider in states where approved to contracts issued by us. For contracts issued on or after the date of this supplement, you may elect an Optional Reset at any contract anniversary, provided certain conditions are met as described below.

This supplement revises information contained in the Prospectus dated May 1, 2005 (as supplemented) for Class VA variable annuity contracts issued by MetLife Investors Insurance Company and MetLife Investors Insurance Company of California. It should be read in its entirety and kept together with your Prospectus for future reference. If you need another copy of the Prospectus, write to our distributor at MetLife Investors Distribution Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614, or call us at (800) 842-9325 to request a free copy.

1. FEE TABLES AND EXAMPLES -- EXAMPLES

The Examples are replaced in their entirety with the following:

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.

THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE SUBSIDY AND/OR DEFERRAL). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

CHART 1. Chart 1 assumes you select the Compounded-Plus Death Benefit, the Additional Death Benefit - Earnings Preservation Benefit and the Guaranteed Minimum Income Benefit Plus rider (assuming the maximum 1.50% charge applies in all contract years), which is the most expensive way to purchase the contract.

(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:

                                 Time Periods

                1 YEAR        3 YEARS        5 YEARS        10 YEARS
              -------------------------------------------------------
              (a)$1,193      (a)$2,043      (a)$2,905       (a)$5,299
              (b)$1,109      (b)$1,796      (b)$2,505       (b)$4,567

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(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE
APPLICABLE TIME PERIOD:

                                 Time Periods

                1 YEAR       3 YEARS        5 YEARS        10 YEARS
              ------------------------------------------------------
              (a)$493       (a)$1,503      (a)$2,545       (a)$5,299
              (b)$409       (b)$1,256      (b)$2,145       (b)$4,567

CHART 2. Chart 2 assumes you do not select optional death benefit riders, a Guaranteed Minimum Income Benefit rider, a Guaranteed Withdrawal Benefit rider, or the Guaranteed Minimum Accumulation Benefit rider, which is the least expensive way to purchase the contract.

(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:

                                 Time Periods

                1 YEAR       3 YEARS        5 YEARS        10 YEARS
              ------------------------------------------------------
              (a)$976       (a)$1,386      (a)$1,801       (a)$3,046
              (b)$891       (b)$1,130      (b)$1,374       (b)$2,192

(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:

                                 Time Periods

                1 YEAR       3 YEARS       5 YEARS        10 YEARS
              -----------------------------------------------------
              (a)$276       (a)$846       (a)$1,441       (a)$3,046
              (b)$191       (b)$590       (b)$1,014       (b)$2,192

2. EXPENSES - GUARANTEED MINIMUM INCOME BENEFIT -- RIDER CHARGE

The following sentence is deleted:

"If you elect an Optional Reset of the GMIB Plus rider on the third contract anniversary or thereafter as permitted, we may increase the GMIB Plus rider charge to the charge applicable to current contract purchases at the time of the reset but no more than a maximum of 1.50% of the income base."

The following is added in place of the deletion:

"If you elect an Optional Reset of the GMIB Plus rider on any contract anniversary as permitted, we may increase the GMIB Plus rider charge to the charge applicable to current contract purchases at the time of the reset but no more than a maximum of 1.50% of the income base."

3. ANNUITY PAYMENTS (THE INCOME PHASE) -- GUARANTEED MINIMUM INCOME BENEFIT -- DESCRIPTION OF GMIB PLUS

The first paragraph of the subsection titled "Optional Reset" is replaced in its entirety with the following:

"On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the account value. Such a reset may be beneficial if your account value has grown at a rate above the 5% accumulation rate on the Annual Increase Amount. However, resetting the Annual Increase Amount will increase your waiting period for exercising the GMIB Plus by restarting it again. You may elect to reset the Annual Increase Amount only if (1) the account value exceeds the Annual Increase Amount immediately before the reset and (2) the owner (or oldest joint owner or annuitant if the contract is owned by a non-natural person) is not older than age 75 on the date of the Optional Reset. If you purchased your contract on or after February 27, 2006, you may elect an Optional Reset at any contract anniversary provided all other requirements are

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met. If you purchased your contract before February 27, 2006, you may elect an
Optional Reset on any contract anniversary on or after the third contract anniversary and may elect an Optional Reset at any subsequent contract anniversary as long as it has been at least three years since the last Optional Reset, provided all other requirements are met.

We must receive your request to exercise the Optional Reset in writing, at our Annuity Service Center, or any other method that we agree to, within a 30-day period prior to the applicable contract anniversary. We reserve the right to prohibit an Optional Reset if we no longer offer this benefit for this class of contract. We are waiving this right with respect to purchasers of the contract offered by this prospectus that elect or have elected the GMIB Plus rider and will allow Optional Resets to those purchasers even if this benefit is no longer offered for this class of contract."

4. APPENDIX -- GUARANTEED MINIMUM INCOME BENEFIT EXAMPLES

Item (5), "The Optional Reset -- GMIB Plus" is replaced in its entirety with the following:

Assume your initial investment is $100,000 and no withdrawals are taken. The 5% Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your account value at the first contract anniversary is $110,000 due to good market performance, and you elect an Optional Reset. (If you purchased your contract prior to February 27, 2006, you may elect an Optional Reset on any contract anniversary on or after the third contract anniversary and may elect an Optional Reset at any subsequent contract anniversary as long as it has been at least three years since the last Optional Reset, provided all other requirements are met.)

The effect of the Optional Reset election is:

  (1)  The 5% Annual Increase Amount resets from $105,000 to $110,000;

  (2) The 10-year waiting period to annuitize the contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the first contract anniversary;

  (3) The GMIB Plus rider charge is reset to the fee we charge new contract owners for GMIB Plus at that time; and

  (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.

The 5% Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your account value at the second contract anniversary is $120,000 due to good market performance, and you elect an Optional Reset.

The effect of the Optional Reset election is:

  (1)  The 5% Annual Increase Amount resets from $115,500 to $120,000;

  (2) The 10-year waiting period to annuitize the contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the second contract anniversary;

  (3) The GMIB Plus rider charge is reset to the fee we charge new contract owners for GMIB Plus at that time; and

  (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.

The 5% Annual Increase Amount increases to $126,000 on the third anniversary ($120,000 increased by 5% per year, compounded annually). Assume your account value at the third contract anniversary is $130,000 due to good market performance, and you elect an Optional Reset.

The effect of the Optional Reset election is:

  (1)  The 5% Annual Increase Amount resets from $126,000 to $130,000;

  (2) The 10-year waiting period to annuitize the contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the third contract anniversary;

  (3) The GMIB Plus rider charge is reset to the fee we charge new contract owners for GMIB Plus at that time; and

  (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.

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The 5% Annual Increase Amount increases to $136,500 on the fourth anniversary
($130,000 increased by 5% per year, compounded annually). Assume your account value at the fourth contract anniversary is $120,000 due to poor market performance. You may not elect an Optional Reset at this time, because the account value is less than the 5% Annual Increase Amount.

The 5% Annual Increase Amount increases to $165,917 on the eighth anniversary ($136,500 increased by 5% per year, compounded annually for four years). Assume your account value at the eighth contract anniversary is $180,000 due to good market performance, but you do not elect an Optional Reset.

Because you did not elect an Optional Reset:

  (1)  The 5% Annual Increase Amount remains at $165,917;

  (2) The 10-year waiting period to annuitize the contract under the Guaranteed Minimum Income Benefit remains at the 13th contract anniversary (10 years from the date of the last reset);

  (3)  The GMIB Plus rider charge remains at its current level; and

  (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.

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       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                          Telephone: 800-989-3752
Irvine, CA 92614

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